Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Convertible Note Derivatives

The Convertible Note derivatives were valued as of December 31, 2020, at issuance, at conversion and at December 31, 2021 as set forth in the table below.

Derivative liabilities as of December 31, 2020	$517,366
Initial derivative liabilities at new note issuance	7,209,723
Initial loss	(0)
Conversion	(1,116,124)
Mark to market changes	(2,469,693)

Derivative liabilities as of December 31, 2021	$4,141,272